UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin              New York, NY              8/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]            [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   46
                                               -------------

Form 13F Information Table Value Total:           $4,076,260
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name


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           COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- --------- ----------- ------------------ ---------- -------- --------------------
                                                             VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- ----------- -------  ---  ---- ---------- -------- ------- ------  ----

AMAZON COM INC                       COM        023135106     68930    940000   SH          SOLE              940000    0      0
AMERICAN EXPRESS CO                  COM        025816109    246739   6550000   SH          SOLE             6550000    0      0
AMERICAN EXPRESS CO                  COM        025816109     25955    689000   SH  CALL    SOLE              689000    0      0
ANADARKO PETE CORP                   COM        032511107    174751   2335000   SH          SOLE             2335000    0      0
APPLE INC                            COM        037833100    222695   1330000   SH          SOLE             1330000    0      0
BARE ESCENTUALS INC                  COM        67511105       5272    281500   SH          SOLE              281500    0      0
BERKSHIRE HATHAWAY INC DEL          CL A        084670108    101551       841   SH          SOLE                 841    0      0
BROADRIDGE FINL SOLUTIONS IN         COM        11133T103    151139   7180000   SH          SOLE             7180000    0      0
COMPTON PETE CORP                    COM        204940100     84704   6636000   SH          SOLE             6636000    0      0
COUNTRYWIDE FINANCIAL CORP           COM        222372104      6090   1433000   SH          SOLE             1433000    0      0
COVANTA HLDG CORP                    COM        22282E102    214729   8045300   SH          SOLE             8045300    0      0
CROCS INC                            COM        227046109      5831    728000   SH          SOLE              728000    0      0
DISCOVERY HOLDING CO              CL A COM      25468Y107    158591   7221792   SH          SOLE             7221792    0      0
EAGLE MATERIALS INC                  COM        26969P108     49773   1965000   SH          SOLE             1965000    0      0
ECHOSTAR CORP                       CL A        278768106     65437   2096000   SH          SOLE             2096000    0      0
ELONG INC                       SPONSORED ADR   290138205       712    100235   SH          SOLE              100235    0      0
EVERGREEN ENERGY INC                 COM        30024B104      4708   2675000   SH          SOLE             2675000    0      0
FAIRFAX FINL HLDGS LTD             SUB VTG      303901102     48226    189940   SH          SOLE              189940    0      0
FEDERAL HOME LN MTG CORP             COM        313400301      8200    500000   SH          SOLE              500000    0      0
FEDERAL NATL MTG ASSN                COM        313586109    112768   5780000   SH          SOLE             5780000    0      0
FIRST MARBLEHEAD CORP                COM        320771108      2222    864500   SH          SOLE              864500    0      0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     93987   2065200   SH          SOLE             2065200    0      0
GOLD RESV INC                       CL A        38068N108      3960   2200000   SH          SOLE             2200000    0      0
GOODRICH PETE CORP                 COM NEW      382410405     53898    650000   SH          SOLE              650000    0      0
GOOGLE INC                          CL A        38259P508    275318    523000   SH          SOLE              523000    0      0
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B     400506101     47098   1603600   SH          SOLE             1603600    0      0
GREENLIGHT CAPITAL RE LTD          CLASS A      G4095J109      8067    352892   SH          SOLE              352892    0      0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    181992   7705000   SH          SOLE             7705000    0      0
INDYMAC BANCORP INC                  COM        456607100       288    464000   SH          SOLE              464000    0      0
MARTIN MARIETTA MATLS INC            COM        573284106    138811   1340000   SH          SOLE             1340000    0      0
MBIA INC                             COM        55262C100     10975   2500000   SH          SOLE             2500000    0      0
MILLIPORE CORP                       COM        601073109    183222   2700000   SH          SOLE             2700000    0      0
NETFLIX INC                          COM        64110L106     37837   1451350   SH          SOLE             1451350    0      0
NUTRI SYS INC NEW                    COM        67069D108      3295    233000   SH          SOLE              233000    0      0
PACKAGING CORP AMER                  COM        695156109     88767   4126764   SH          SOLE             4126764    0      0
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104       375     15000   SH          SOLE               15000    0      0
RESEARCH IN MOTION LTD               COM        760975102     75985    650000   SH          SOLE              650000    0      0
ROWAN COS INC                        COM        779382100     84150   1800000   SH          SOLE             1800000    0      0
SCHWAB CHARLES CORP NEW              COM        808513105    176028   8570000   SH          SOLE             8570000    0      0
TARGET CORP                          COM        87612E106    126918   2730000   SH          SOLE             2730000    0      0
THERMO FISHER SCIENTIFIC INC         COM        883556102    118148   2120000   SH          SOLE             2120000    0      0
VISA INC                          COM CL A      92826C839    139853   1720000   SH          SOLE             1720000    0      0
VULCAN MATLS CO                      COM        929160109     89670   1500000   SH          SOLE             1500000    0      0
WAL MART STORES INC                  COM        931142103    104543   1860200   SH          SOLE             1860200    0      0
WASHINGTON MUT INC                   COM        939322103       680    138000   SH  PUT     SOLE              138000    0      0
WYETH                                COM        983024100    273372   5700000   SH          SOLE             5700000    0      0



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